STATUTORY RESERVES (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
STATUTORY RESERVES
Percentage of after-tax profits required to be transferred to general reserve	10.00%
Maximum percentage of the entity registered capital required for general reserve fund	50.00%
Appropriation to general reserve fund	$ 1,114	$ 370	$ 108
Annual appropriations to development as a percentage of after-tax income, for private school which requires reasonable return	25.00%
Minimum annual appropriation to development fund as a percentage of the increase in net assets for private schools which do not require a reasonable return	25.00%
Appropriation to development fund	$ 810	$ 114	$ 913